Business Acquisition - Acquisition date fair value of the consideration transferred (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2023
Business Acquisition
Cash at Close		$ 71,859
Note to Seller		8,500
Consideration transferred	$ 80,400	80,359
Cash Acquired		6,450	$ 1
Trade Receivables		48,729	3,289
Inventory		70,267	5,232
Other Assets		1,779	19
Accounts Payable		(48,770)	(24,820)
Accrued Expenses		(734)
Property and Equipment		2,638
Total identifiable net assets (liabilities)		$ 80,359	$ (7,248)